Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value, on a Recurring Basis

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):

	As of September 28, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability	$—	$—	$21,664	$21,664
July 2024 Notes derivative liability – related parties	—	—	13,940	13,940
September 2024 derivative liability	—	—	53,301	53,301
September 2024 derivative liability – related parties	—	—	5,922	5,922
July 2025 Note derivative liability– related party	—	—	3,468	3,468
September 2025 Notes derivative liability	—	—	16,274	16,274
Forward purchase agreement liabilities	—	—	4,301	4,301
Public warrants	—	—	2,588	2,588
Private placement warrants	—	—	1,880	1,880
Working capital warrants	—	—	215	215
SAFE Agreement with related party	—	—	497	497
Total	$—	$—	$124,050	$124,050

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability	$—	$—	$13,563	$13,563
July 2024 Notes derivative liability – related parties	—	—	21,127	21,127
September 2024 Notes derivative liability	—	—	55,474	55,474
September 2024 Notes derivative liability – related parties	—	—	6,958	6,958
Forward purchase agreement liabilities (1)	—	—	3,494	3,494
Public warrants	—	—	862	862
Private placement warrants	—	—	627	627
Working capital warrants	—	—	72	72
SAFE Agreement with related party	—	—	384	384
Total	$—	$—	$102,561	$102,561

(1)	Includes $1.3 million due to related parties as of and December 29, 2024.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$-	$-	$3,841
Total	$3,841	$-	$-	$3,841
Financial Liabilities
July 2024 derivative liability (1)	$-	$-	$34,690	$34,690
September 2024 derivative liability (1)	-	-	62,432	62,432
Forward purchase agreements (2)	-	-	3,494	3,494
Public warrants	-	-	862	862
Private placement warrants	-	-	627	627
Working capital warrants	-	-	72	72
SAFE Agreement with related party	-	-	384	384
Total	$-	$-	$102,561	$102,561

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,823	$-	$-	$3,823
Total	$3,823	$-	$-	$3,823
Financial Liabilities
Carlyle Warrants	$-	$-	$9,515	$9,515
Public warrants	167	-	-	167
Private placement warrants	-	122	-	122
Working capital warrants	-	13	-	13
Replacement warrants	-	-	1,310	1,310
Forward purchase agreements (1)	-	-	3,831	3,831
Total	$167	$135	$14,656	$14,958

(1)	A portion of these balances are with related parties. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(2)	A portion of these balances are with related parties. Refer to Note 6 - Forward Purchase Agreements for details.

Schedule of Derivative Liability Valuation Inputs

The July 2024 Notes derivative liability valuation included the following inputs:

	As of
	September 28, 2025	December 29, 2024
Coupon rate	12.0%	12.0%
Conversion rate	595.24	595.24
Conversion price	$1.68	$1.68
Common stock price	$1.77	$1.81
Risk-free rate	3.7%	4.43%
Volatility	73.9%	62.0%
Dividend yield	0.0%	0.0%

The September 2024 Notes derivative liability valuation included the following inputs:

	As of
	September 28, 2025	December 29, 2024
Coupon rate	7.0%	7.0%
Conversion rate	467.84	467.84
Conversion price	$2.14	$2.14
Common stock price	$1.77	$1.81
Risk-free rate	3.7%	4.43%
Volatility	77.8%	66.6%
Dividend yield	0.0%	0.0%

The July 2025 Note derivative liability valuation included the following inputs:

As of
September 28, 2025
Coupon rate	12.0%
Conversion rate	558.66
Conversion price	$1.79
Common stock price	$1.77
Risk-free rate	3.7%
Volatility	75.1%
Dividend yield	0.0%

The September 2025 Notes derivative liability valuation included the following inputs:

As of
September 28, 2025
Coupon rate	7.0%
Conversion rate	467.84
Conversion price	$2.14
Common stock price	$1.77
Risk-free rate	3.7%
Volatility	77.8%
Dividend yield	0.0%

The Company issued derivative liabilities in conjunction with the issuance of certain convertible notes in July 2024 and September 2024 (refer to Note 15 - Borrowings and Derivative Liabilities). The Company valued the derivative liabilities as of their issuance date and as of December 29, 2024 using a binomial lattice model, which includes level 3 unobservable inputs. The key inputs used were dividend yield, the Company’s common stock price, volatility, risk-free rate and the expected term of the derivative liabilities. The derivative liability valuation included the following inputs as of December 29, 2024:

	September Notes	July Notes
Coupon rate	7.0%	12.0%
Conversion rate	467.84	595.24
Conversion price	$2.14	$1.68
Common stock price	$1.81	$1.81
Dividend Yield	0.0%	0.0%

Schedule of Measurement Inputs

The private placement and working capital warrants are measured at fair value. The Company valued the private placement and working capital warrants, based on a Black-Scholes Option Pricing Method, which included the following inputs:

	As of
	September 28,	December 29,
	2025	2024
Expected term	2.81 years	3.56 years
Expected volatility	169.0%	68.1%
Risk-free rate	3.65%	4.39%
Expected dividend yield	0.00%	0.00%
The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:
	As of
	September 28,	December 29,
	2025	2024
VWAP	$1.86	$1.78
Simulation period	0.80 years	0.55 years
Risk-free rate	3.73%	4.28%
Volatility	84.8%	117%

The Company valued the Carlyle Warrants as of December 31, 2023, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 31,
2023
Expected term	7.0 years
Expected volatility	77%
Risk-free interest rate	3.92%
Expected dividend yield	0.00%

The private placement and working capital warrants are measured at fair value. The Company valued the private placement and working capital warrants, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 29,
2024
Expected term	3.56 years
Expected volatility	68.1%
Risk-free interest rate	4.39%
Expected dividend yield	0.00%

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	As of
	December 29,	December 31,
	2024	2023
VWAP	$1.78	$1.66
Simulation period	0.55 years	1.55 years
Risk-free rate	4.28%	4.48%
Volatility	117%	95%

There were no replacement warrants as of December 29, 2024. The Company valued the Replacement Warrants as of December 31, 2023, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 31,
2023
Expected term	0.3 years
Expected volatility	78.5%
Risk-free interest rate	5.4%
Expected dividend yield	0%

Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis	The following table sets forth the Company’s financial liabilities that were not measured at fair value, on a non-recurring basis (in thousands):
	As of September 28, 2025
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$36,998	$34,187	$—	$—	$34,187	$34,187
July 2024 Notes – related parties	8,155	22,042	—	—	22,042	22,042
September 2024 Notes	15,750	78,563	—	—	78,563	78,563
September 2024 Notes – related parties	1,714	8,729	—	—	8,729	8,729
July 2025 Note – related party	1,373	6,250	—	—	6,250	6,250
September 2025 Notes	4,218	25,090	—	—	25,090	25,090
Total	$68,208	$174,861	$—	$—	$174,861	$174,861

	As of December 29, 2024
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$17,965	$21,390	$—	$—	$21,390	$21,390
July 2024 Notes - related parties	24,632	33,323	—	—	33,323	33,323
September 2024 Notes	5,636	77,245	—	—	77,245	77,245
September 2024 Notes - related parties	476	8,583	—	—	8,583	8,583
Total	$48,709	$140,541	$—	$—	$140,541	$140,541

The following table sets forth the Company’s financial liabilities that were not measured at fair value, on a non-recurring basis (in thousands):

	As of December 29, 2024
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
12% Notes	$17,965	$21,390	$-	$-	$21,390	$21,390
12% Notes - related parties	24,632	33,323	-	-	33,323	33,323
7% Notes	5,636	77,245	-	-	77,245	77,245
7% Notes - related parties	476	8,583	-	-	8,583	8,583
Total	$48,709	$140,541	$-	$-	$140,541	$140,541